Note 10 - Intangible Assets - 10Q	3 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 10. INTANGIBLE ASSETS

The adjusted carrying basis of its intangible assets was $311,000 at December 31, 2012, which will be fully amortized in the during the first nine months of fiscal 2013. Amortization of the Company’s intangible asset amounted to $155,000 in each of the fiscal quarters ended December 31, 2012 and 2011.